Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Comprehensive income
Net income/(loss)	SFr (410)	SFr 1,917
Gains/(losses) on cash flow hedges	68	52
Foreign currency translation	(504)	(2,542)
Unrealized gains/(losses) on securities	5	(5)
Actuarial gains/(losses)	20	34
Net prior service cost	0	(7)
Gains/(losses) on liabilities related to credit risk	1,042
Other comprehensive income/(loss), net of tax	631	(2,468)
Comprehensive income/(loss)	221	(551)
Comprehensive income/(loss) attributable to noncontrolling interests	(12)	(94)
Comprehensive income/(loss) attributable to shareholders	SFr 233	SFr (457)